Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting
Schedule of reportable segments for purposes of assessing performance and reconciliation of total segment gross profit to consolidated net income (loss) before taxes

	2025
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$1,548.7	$56.1	$203.8	$1,808.6
Interest revenue	14.2	—	—	14.2
Total Revenue	$1,562.9	$56.1	$203.8	$1,822.8

Expenses
Costs of sales	$156.3	$0.1	$12.4	$168.8
Depletion and depreciation	225.6	14.9	65.6	306.1
Segment gross profit	$1,181.0	$41.1	$125.8	$1,347.9

	2024
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$853.0	$58.7	$193.0	$1,104.7
Interest revenue	8.3	—	—	8.3
Other interest income	0.6	—	—	0.6
Total Revenue	$861.9	$58.7	$193.0	$1,113.6

Expenses
Costs of sales	$116.7	$0.1	$12.2	$129.0
Depletion and depreciation	150.5	11.6	62.6	224.7
Segment gross profit	$594.7	$47.0	$118.2	$759.9

	2025	2024
Segment gross profit	$1,347.9	$759.9

Other operating expenses (income)
General and administrative expenses	$35.3	$32.9
Share-based compensation expense	16.9	8.0
Impairment reversal(1)	(4.8)	—
Gain on disposal of royalty interests(1)	—	(0.3)
Gain on sale of gold and silver bullion(1)	(54.3)	(7.9)
Depreciation	0.6	0.6
Foreign exchange (gain) loss and other (income) expenses	(36.7)	20.7
Income before finance items and income taxes	$1,390.9	$705.9

Finance items
Finance income	$28.2	$60.6
Finance expenses	(3.1)	(2.6)
Net income before income taxes	$1,416.0	$763.9
1.	Amounts were attributed to the precious metals reportable segment for the year ended December 31, 2025 and 2024.

Summary of revenue, royalty, stream or working interest, investments, loans receivable and well equipment by geographical area

	2025	2024
Latin America
Peru	$384.4	$223.7
Chile	251.6	168.9
Brazil	147.5	52.2
Panama	38.3	0.1
Other	145.3	92.3
Canada	354.0	192.8
United States	266.1	205.0
Rest of World	235.6	178.6
	$1,822.8	$1,113.6

	2025	2024
Latin America
Peru	$715.1	$789.5
Brazil	661.8	673.3
Chile	476.5	509.6
Other	179.5	151.5
Canada	1,930.4	600.4
United States	1,435.8	1,197.4
South Africa	484.8	12.9
Australia	33.3	29.5
Rest of World	125.9	134.7
	$6,043.1	$4,098.8

	2025	2024
Investments
Canada	$1,140.0	$320.4
United States	1.3	5.1
	$1,141.3	$325.5
Loans receivable
Canada	$-	$110.0
	$-	$110.0
Well equipment(1)
Canada	$6.4	$5.6
	$6.4	$5.6
1	Well equipment is included in other assets, as referenced in Note 11.